NOTES PAYABLE - RELATED PARTIES (Details - Related parties) - USD ($)	Jul. 31, 2026	Oct. 31, 2025
Defined Benefit Plan Disclosure [Line Items]
Notes payable - related parties, current portion	$ 680,500	$ 1,737,034
Notes payable - related parties, non-current portion	70,000	150,000
Total notes payable - related parties	750,500	1,887,034
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Notes payable - related parties, current portion	0	841,613
Notes payable - related parties, non-current portion	0	495,000
Total notes payable - related parties	$ 0	$ 1,336,613